The following table summarizes capitalized costs for oil and gas exploration and production activities with the related accumulated depreciation, depletion and amortization, and asset retirement obligations: (Details) - Oil And Gas Producing Activities [member] - USD ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Oil Products [member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	$ 4,570	$ 17,550	$ 23,180
Proved oil and gas properties	80,695	61,997	81,198
Support Equipment	68,766	73,961	88,977
Gross Capitalized costs	154,032	153,508	193,355
Depreciation, depletion and amortization	(52,355)	(43,696)	(51,914)
Net capitalized costs	101,677	109,812	141,441
Oil Products [member] | BRAZIL
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	4,455	17,438	23,063
Proved oil and gas properties	80,523	61,857	81,063
Support Equipment	67,988	73,199	88,289
Gross Capitalized costs	152,967	152,494	192,414
Depreciation, depletion and amortization	(51,621)	(43,008)	(51,332)
Net capitalized costs	101,345	109,486	141,081
Oil Products [member] | South America [Member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	115	112	117
Proved oil and gas properties	172	140	135
Support Equipment	777	761	687
Gross Capitalized costs	1,064	1,013	940
Depreciation, depletion and amortization	(733)	(687)	(581)
Net capitalized costs	331	326	359
Oil Products [member] | Foreign countries [member]
IfrsStatementLineItems [Line Items]
Unproved oil and gas properties	115	112	117
Proved oil and gas properties	172	140	135
Support Equipment	778	762	688
Gross Capitalized costs	1,065	1,014	941
Depreciation, depletion and amortization	(734)	(688)	(582)
Net capitalized costs	331	326	359
Oil Products [member] | Gaspetro [member]
IfrsStatementLineItems [Line Items]
Depreciation, depletion and amortization	(1)	(1)	(1)
Equity Portfolio Amount
IfrsStatementLineItems [Line Items]
Proved oil and gas properties	832	792	4,202
Gross Capitalized costs	832	792	4,202
Depreciation, depletion and amortization	(296)	(316)	(1,690)
Net capitalized costs	$ 536	$ 476	$ 2,513